Financial risk management - Fair value analysis, narrative (Details)	Mar. 31, 2024 investment
Financial Risk Management [Abstract]
Number of equity investments valued based on latest transaction price	23
Number of equity investments	38
Number of investments held at cost	2
Number of equity investments valued based on internal valuation process	13